Operating Lease Right-of-Use Asset/Operating Lease Liability (Tables)	6 Months Ended
Jun. 30, 2021
Operating Lease Right-of-use Assetoperating Lease Liability
Schedule of lease

Lease Name	Asset Type	Start Date	Expiration Date	Monthly Rent
Durango Lease	Real Property	5/1/2021	5/31/2022	$10,200
Lehman Lease	Real Property	5/1/2021	12/31/2022	$2,732
Palmer Lease	Real Property	5/1/2021	6/30/2022	$1,069
Greenspace Membership	Real Property	4/15/2021	12/31/2021	$1,000
Tejon Lease	Real Property	5/1/2021	4/30/2022	$3,700

Operating leases liabilities

Operating Leases
2021	$84,474
2022	91,158
Total	175,632
Less: amount representing interest	(12,216)
Present value of future minimum lease payments	163,416
Less: current obligations under leases	147,131
Long-term lease obligations	$16,286

As of June 30, 2021, the aggregate remaining minimal annual lease payments under these operating leases, including those accounted for under practicable expedient were as follows:

2021	$112,213
2022	103,844
Total	$216,057